GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Changes in goodwill [abstract]
Beginning of year	$ 901
Acquired through business acquisition	27
Foreign exchange	13
Transfer to Assets held for sale	(23)
End of year	$ 918